Summary of Movement in Non-Vested Share Options (Detail) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Options Outstanding Number of Shares
Beginning Balance	968,853
Granted	161,791
Vested	(187,409)
Forfeited	(5,542)
Ending Balance	937,693
Weighted Average Exercise Price
Beginning balance	$ 42.14
Granted	71.95
Vested	39.36
Forfeited	21.89
Ending balance	47.96
Weighted Average Fair Value
Beginning Balance	13.69
Granted	20.78	$ 19.78
Vested	13.02
Forfeited	9.47
Ending Balance	$ 15.07